SUPPLEMENTAL CASH FLOW AND SIGNIFICANT NONCASH TRANSACTION DISCLOSURES (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities deconsolidated in connection with the 353 Sacramento partial sale:
Real estate, net	$ 755,460		$ 759,479	$ 552,974
Rents and other receivables, net	18,014		16,593	10,876
Prepaid expenses and other assets	24,427		13,988	11,782
Accounts payable and accrued liabilities	14,047		21,329	19,506
Below-market leases, net	2,911		3,180	3,528
Other liabilities	20,419		19,801	21,006
Assets and liabilities consolidated in connection with the PORT acquisition:
Acquisition fees due to affiliates on investment in unconsolidated entities			137	0	$ 0
Accrued improvements to real estate			5,302	3,363	3,717
Redeemable common stock payable			829	10,000	8,595
Restricted stock payable			16,320	0	0
Mezzanine equity in connection with subordinated performance fee due upon termination			10,880	0	0
Restricted stock (additional paid in capital) in connection with subordinated performance fee due upon termination			5,440	0	0
Mortgage loan assumed by buyer in connection with sale of real estate	0	$ 23,663	23,663	0	0
Redemptions of Series B Preferred Units in exchange for Series A-3 Preferred Units	0	2,992	2,992	0	0
Distributions paid to common stockholders through common stock issuances pursuant to the dividend reinvestment plan	262	286	829	1,418	8,666
Distributions paid to common stockholders through common stock issuances pursuant to the December 2017 special dividend			0	150,299	0
Distributions paid to common stockholders through common stock issuances pursuant to the November 2018 special dividend			0	127,911	0
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of capitalized interest of $2,739, $2,565 and $2,339 for the years ended December 31, 2019, 2018 and 2017, respectively	8,184	9,127	25,703	27,029	32,688
Interest capitalized	901	694	2,739	2,565	2,339
Supplemental Disclosure of Significant Noncash Transactions:
Accrued improvements to real estate	2,699	5,108
Mortgage loan assumed by buyer in connection with sale of real estate	0	23,663	23,663	0	0
Redeemable common stock payable	623	7,742
Distributions paid to common stockholders through common stock issuances pursuant to the dividend reinvestment plan	262	286	829	1,418	8,666
Redemption of Series B Preferred Units in exchange for Series A-3 Preferred Units	$ 0	$ 2,992	2,992	0	0
Pacific Oak Residential Trust, Inc.
Assets and liabilities consolidated in connection with the PORT acquisition:
Cash			8,104	0	0
Restricted cash			1,667	0	0
Rents and other receivables			989	0	0
Prepaid expenses and other assets			634	0	0
Real estate held for investment			109,922	0	0
Notes payable			61,885	0	0
Accounts payable and accrued liabilities			1,893	0	0
Other liabilities			904	0	0
353 Sacramento
Assets and liabilities deconsolidated in connection with the 353 Sacramento partial sale:
Real estate, net			0	0	170,586
Rents and other receivables, net			0	0	1,244
Prepaid expenses and other assets			0	0	555
Notes payable, net			0	0	87,132
Accounts payable and accrued liabilities			0	0	1,574
Below-market leases, net			0	0	2,960
Other liabilities			$ 0	$ 0	$ 924